CONSOLIDATED STATEMENTS OF CASH FLOWS (UNAUDITED) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Cash flows from operating activities:
Net income (loss)		¥ (2,523)	¥ 111,654
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization		28,725	35,940
Gain on investments in equity securities		(988)	(3,122)
Deferred income taxes		13,266	11,673
Changes in operating assets and liabilities:
Time deposits		125,764	1,539
Deposits with stock exchanges and other segregated cash	[1]	10,864	(20,167)
Trading assets and private equity investments	[2]	(550,706)	(1,088,549)
Trading liabilities	[2]	132,477	312,184
Securities purchased under agreements to resell, net of securities sold under agreements to repurchase		(2,037,613)	(1,155,894)
Securities borrowed, net of securities loaned		1,743,470	1,407,536
Other secured borrowings		1,471	40,404
Loans and receivables, net of allowance for doubtful accounts	[2]	453,972	(149,153)
Payables	[2]	267,740	196,468
Bonus accrual		(76,482)	(65,486)
Accrued income taxes, net		(7,291)	15,156
Other, net		6,730	37,739
Net cash provided by (used in) operating activities	[1]	108,876	(312,078)
Cash flows from investing activities:
Payments for purchases of office buildings, land, equipment and facilities		(139,702)	(92,239)
Proceeds from sales of office buildings, land, equipment and facilities		143,245	75,375
Payments for purchases of investments in equity securities			(61)
Proceeds from sales of investments in equity securities		183	466
Decrease (increase) in loans receivable at banks, net		(14,137)	277
Decrease in non-trading debt securities, net		38,103	49,119
Other, net		750	41,789
Net cash provided by investing activities		28,442	74,726
Cash flows from financing activities:
Increase in long-term borrowings		1,065,772	1,318,432
Decrease in long-term borrowings		(846,050)	(1,007,078)
Increase in short-term borrowings, net		216,403	85,473
Increase in deposits received at banks, net		25,507	39,845
Proceeds from sales of common stock held in treasury		174	431
Payments for repurchases of common stock held in treasury		(9,933)	(39,305)
Payments for cash dividends		(37,326)	(38,821)
Net cash provided by financing activities		414,547	358,977
Effect of exchange rate changes on cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	69,126	9,065
Net increase in cash, cash equivalents, restricted cash and restricted cash equivalents	[1]	620,991	130,690
Cash, cash equivalents, restricted cash and restricted cash equivalents at beginning of year	[1]	2,354,868	2,537,066
Cash, cash equivalents, restricted cash and restricted cash equivalents at end of period	[1]	2,975,859	2,667,756
Cash paid during the period for-
Interest		311,046	220,023
Income tax payments, net		¥ 10,659	¥ 21,999

[1]	In accordance with ASU 2016-18 "Restricted Cash" which Nomura adopted on April 1, 2018, certain reclassification of amounts previously reported as cash, cash equivalents, restricted cash and restricted cash equivalents for the six months ended September 30, 2017 have been made to conform to the current year presentation.
[2]	Due to changes in accounting policy which Nomura adopted on April 1, 2018, certain reclassifications of amounts previously reported amounts have been made to conform to the current year presentation. See Note 1 "Summary of accounting policies: New accounting pronouncements recently adopted" in our interim consolidated financial statements for further details.